Shareholder Report, Holdings (Details) - River Canyon Total Return Bond Fund	Mar. 31, 2026
Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Bank Debts [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
All other asset types less than 2 Percentage [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%